FAIR VALUE (Tables)	12 Months Ended
Dec. 27, 2014
FAIR VALUE [Abstract]
Assets and Liabilities Measured at Fair Value
We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value.  Assets and liabilities measured at fair value are as follows:

	December 27, 2014			December 28, 2013
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Recurring:
Money market funds	$62	-	$62	$62	-	$62
Mutual funds:
Domestic stock funds	208	-	208	813	-	813
International stock funds	68	-	68	586	-	586
Target funds	198	-	198	176	-	176
Bond funds	157	-	157	139	-	139
Total mutual funds	693	-	693	1,776	-	1,776
Non-Recurring:
Property, plant and equipment	-	-	-	-	-	-
Assets at fair value	$693	-	$693	$1,776	-	$1,776